Commitments and Contingencies (Details) $ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands									1 Months Ended						12 Months Ended
	Jan. 15, 2019 $ / shares shares	Aug. 07, 2018 USD ($)	Aug. 07, 2018 EUR (€)	Sep. 14, 2016 USD ($)	Sep. 14, 2016 ILS (₪)	Nov. 12, 2015 USD ($)	Nov. 12, 2015 ILS (₪)	Oct. 20, 2015 USD ($)	Jun. 22, 2018 USD ($)	Jan. 19, 2018 USD ($)	Dec. 21, 2017 USD ($)	Apr. 19, 2017 USD ($)	Apr. 19, 2017 ILS (₪)	Mar. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitment and Contigencies [Line Items]
Settlement amount				$ 2,200								$ 196,000
Aggregate settlement payment															$ 5,000
Remaining proceeds or contributed by other defendants															2,500
Received an excess amount																		$ 1,664
Lawsuit amount for registration fee						$ 1,300
Monthly rent															$ 12
Exchange rate				1.00											1.00	1.00
Lease renewed date															Nov. 30, 2022	Nov. 30, 2022
Rent expenses															$ 160		130	152
Right and license term								3 years
Percentage of net income								50.00%
Minimum annual sales								$ 10,000
Percentage of penalty								15.00%
Shortfall amount								$ 1,500
Secure minimum sales and penalty								$ 125
Legal payments									$ 325			$ 98,000
Legal settlement, percentage														70.00%
Plaintiff Received				$ 2,480
Plaintiff fees															$ 1,532		$ 2,126	$ 2,821
Patent infringement litigation, description															On July 11, 2018 and July 18, 2018 two pre-trial hearings were held, and the court decided to order the plaintiffs to deposit a guarantee of NIS 100,000 (approximately $26,700 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) as a security for costs. In addition, the defendants were asked by the court to reconsider their position regarding the petition for dismissing the case in limine.	On July 11, 2018 and July 18, 2018 two pre-trial hearings were held, and the court decided to order the plaintiffs to deposit a guarantee of NIS 100,000 (approximately $26,700 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) as a security for costs. In addition, the defendants were asked by the court to reconsider their position regarding the petition for dismissing the case in limine.
Litigation fee description															On February 20, 2019, the deputy registrar decided to dismiss ACSI's opposition and decided that ACSI will bear costs in a total sum of NIS 33,000 (approximately $8,800 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018).	On February 20, 2019, the deputy registrar decided to dismiss ACSI's opposition and decided that ACSI will bear costs in a total sum of NIS 33,000 (approximately $8,800 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018).
Provision for legal proceedings															$ 325
Minimum [Member]
Commitment and Contigencies [Line Items]
Minimum monthly commitment		$ 125
Maximum [Member]
Commitment and Contigencies [Line Items]
Minimum monthly commitment | €			€ 30
5-year lease agreement [Member]
Commitment and Contigencies [Line Items]
Office space, expiring date																	Nov. 30, 2017
2.5-year lease agreement [Member]
Commitment and Contigencies [Line Items]
Office space, expiring date																	Nov. 30, 2017
1 Year Lease Agreement [Member]
Commitment and Contigencies [Line Items]
Monthly rent															$ 1
Exchange rate															1.00	1.00
Lease renewed date															Aug. 15, 2019	Aug. 15, 2019
Memorandum of Understanding [Member]
Commitment and Contigencies [Line Items]
Aggregate settlement payment											$ 3,000
Expected litigation settlement											250
Remaining proceeds or contributed by other defendants											$ 2,750
Ability Computer & Software Industries Ltd. [Member]
Commitment and Contigencies [Line Items]
Provision for legal proceedings															$ 200
Hurgin and Aurovsky [Member]
Commitment and Contigencies [Line Items]
Description of exchange rate															The Company NIS 376,410 (approximately $98,000 based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016), or a total of NIS 752,820 (approximately $196,000 based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016) constituting their portion of the settlement amount.	The Company NIS 376,410 (approximately $98,000 based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016), or a total of NIS 752,820 (approximately $196,000 based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016) constituting their portion of the settlement amount.
NIS [Member]
Commitment and Contigencies [Line Items]
Settlement amount | ₪					₪ 8,450								₪ 752,820
Lawsuit amount for registration fee | ₪							₪ 5,000
Monthly rent | ₪																₪ 44
Exchange rate				3.845											3.748	3.748
Legal payments | ₪													₪ 376,410
Plaintiff Received | ₪					₪ 9,527
VAT receivable				$ 8,142,735
NIS [Member] | 1 Year Lease Agreement [Member]
Commitment and Contigencies [Line Items]
Monthly rent | ₪																₪ 5
Exchange rate															3.748	3.748
Hammel Litigation [Member]
Commitment and Contigencies [Line Items]
Plaintiff fees										$ 1,600
Ladragor Litigation [Member]
Commitment and Contigencies [Line Items]
Patent infringement litigation, description															The claim alleges that the plaintiff suffered personal damages of NIS 137.7 (approximately $36.7 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), and estimates that its shareholders suffered damages of approximately NIS 23.3 million (approximately $6.2 million based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018).	The claim alleges that the plaintiff suffered personal damages of NIS 137.7 (approximately $36.7 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), and estimates that its shareholders suffered damages of approximately NIS 23.3 million (approximately $6.2 million based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018).
Subsequent Event [Member] | Amended and Restated Stock Purchase Agreement [Member]
Commitment and Contigencies [Line Items]
Issued an aggregate of ordinary shares | shares	354,609
Warrant exercisable | shares	100,000
Exercise price | $ / shares	$ 3.807